[LETTERHEAD]

April 23, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Preliminary Proxy Statement of Circuit City Stores, Inc.

Ladies and Gentlemen:

On behalf of Circuit City Stores, Inc. (“Circuit City”), a Virginia corporation, submitted for filing pursuant to Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder is the preliminary proxy statement on Schedule 14A and form of proxy (together, the “Proxy Statement”) relating to the annual meeting of shareholders of Circuit City to be held on June 24, 2008. The Proxy Statement is being submitted electronically via Edgar.

Circuit City has received notices from Wattles Capital Management, LLC (“Wattles”) indicating that Wattles intends to nominate five individuals for election to Circuit City’s board of directors and to submit two business proposals for consideration at the annual meeting of shareholders. The Proxy Statement comments upon and refers to Wattles’ nominations and proposals.

If you have any questions or comments, please feel free to contact me at (212) 403-1375 or JCole@wlrk.com if you have any questions.

Sincerely,

/s/ James Cole, Jr.

James Cole, Jr.

cc:	Mr. Reginald Hedgebeth

Senior VP, General Counsel & Secretary

Circuit City Stores, Inc.